CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 572,615	¥ 3,986,433	¥ 2,133,472	¥ 1,892,433
Adjustments to reconcile net income to net cash by operating activities:
Provision for allowance for doubtful accounts	32,970	229,531	175,405	130,862
Inventory write-down	49,915	347,498	440,823	206,733
Depreciation of property and equipment	119,275	830,368	770,290	720,840
Amortization of deferred income	(3,330)	(23,186)
Impairment of long-lived assets	77,218	537,579	0	0
Amortization of intangible assets	2,263	15,757	47,842	340,816
Amortization of land use rights	14,993	104,381	71,601	55,545
(Gain) loss on disposal of property and equipment and other assets	2,069	14,404	762	(4,170)
Share-based compensation expenses	98,837	688,083	671,210	667,098
Share of loss (income) of equity method investees	(3,904)	(27,182)	46,999	22,280
Impairment loss of other investments	18,327	127,589	20,073	133,026
Goodwill impairment loss	39,970	278,263
Unrealized gain on short term investments	(1,669)	(11,621)	(48,604)	(16,934)
Amortization of debt issuance costs				5,950
Investment gain and revaluation of investments	(23,806)	(165,731)	(191,842)	(55,615)
Loss on disposal of subsidiaries	1,626	11,323
Noncash lease expense	46,719	325,245
Changes in operating assets and liabilities:
Accounts receivable	598,309	4,165,302	(64,931)	(2,655,862)
Amounts due from related parties	1,822	12,682	(7,284)	(1,839)
Other receivables and prepayments	134,522	936,509	124,418	(1,265,051)
Inventories	(377,186)	(2,625,892)	291,781	(2,240,420)
Deferred tax assets	(14,298)	(99,538)	(103,658)	(70,297)
Dividends received from equity method investees	1,888	13,147
Accounts payable	241,476	1,681,114	(140,746)	3,217,304
Advances from customers	(40,617)	(282,764)	(873,914)	(347,538)
Accrued expenses and other current liabilities	165,004	1,148,730	1,985,677	290,818
Amounts due to related parties	40,545	282,261	258,086	12,293
Deferred income	4,008	27,904	150,335	26,554
Deferred tax liability	9,892	68,866	(12,047)	(83,575)
Operating lease liabilities	(44,079)	(306,872)
Net cash generated from operating activities	1,765,374	12,290,183	5,745,748	981,251
Cash flows from investing activities:
Purchases of property and equipment	(474,472)	(3,303,176)	(2,519,673)	(2,197,773)
Purchases of land use rights	(139,978)	(974,497)	(1,073,370)	(275,810)
Government subsidies received for land use rights	31,704	220,720	52,300	117,825
Proceed from disposal of property and equipment and other assets	4,804	33,442	4,936	9,290
Purchases of other assets	0	0	(917)	(867)
Purchases of short term investments	(469,865)	(3,271,105)	(2,691,032)	(354,000)
Redemption of short term investments upon maturities	359,151	2,500,340	747,766	796,729
Investment in equity method investees and other investments	(87,037)	(605,933)	(963,699)	(16,783)
Payment for business acquisition, net of cash acquired of RMB174, nil and RMB175,822 in 2017, 2018 and 2019, respectively	(394,895)	(2,749,178)		(4,701)
Deposits for equity method investments and other investments				(240,000)
Disposal of an available-for-sale investments				279,295
Cash paid for loan originations	(396,744)	(2,762,052)	(764,020)	(188,960)
Cash received from loan repayments	383,600	2,670,549	519,519	46,149
Other investing activities	48	330	(5,622)	(3,000)
Net cash used in investing activities	(1,183,684)	(8,240,560)	(6,693,812)	(2,032,606)
Cash flows from financing activities:
Proceeds from bank and other borrowings	261,338	1,819,380	2,115,285	910,310
Repayment to bank and other borrowings	(411,633)	(2,865,706)	(1,695,885)	(3,000)
Capital contributions from non-controlling interests	15,506	107,950	1,000
Acquisition of non-controlling interests	(3,645)	(25,375)	(18,699)	(25,855)
Redemption of convertible senior notes	(606,286)	(4,220,841)		(21,697)
Proceeds from issuance of securitization debt			969,000	760,000
Repayment of securitization debt	(139,188)	(969,000)	(760,000)
Proceeds from issuance of ordinary shares to new investors				5,610,337
Proceeds from issuance of ordinary shares upon exercise of share options	43	297	3,947	5,969
Deferred settlement of acquisition of subsidiaries			(27,680)	(64,990)
Deferred settlement on purchase of equity method investees and other investments	(14,853)	(103,405)
Other financing activities				(1,250)
Net cash provided by (used in) financing activities	(898,718)	(6,256,700)	586,968	7,169,824
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(16,103)	(112,110)	177,576	(6,054)
Net increase (decrease) in cash, cash equivalents and restricted cash	(333,131)	(2,319,187)	(183,520)	6,112,415
Cash, cash equivalents and restricted cash at beginning of the year	1,441,936	10,038,472	10,221,992	4,109,577
Cash, cash equivalents and restricted cash at end of the year	1,108,805	7,719,285	10,038,472	10,221,992
Reconciliation in amounts on the consolidated balance sheets:
Total cash, cash equivalents and restricted cash at end of the year	1,108,805	7,719,285	10,038,472	10,221,992
Supplemental disclosures of cash flow information:
Interest paid, net of amount capitalized	12,354	86,004	159,744	82,435
Income tax paid	117,520	818,153	956,291	948,915
Supplemental disclosure of non-cash investing and financing activities:
Payables incurred for purchase of property and equipment	8,549	59,515	¥ 4,626	¥ 9,971
Dilution in non-controlling interests due to the Group's contribution to its subsidiary	14,059	97,875
Payables for acquisition of subsidiaries	3,591	25,000
Right-of-use assets obtained	297,617	2,071,948
Decrease of right-of-use assets for early termination	$ 5,191	¥ 36,142